Statements of Changes in Equity (Deficit) (Unaudited) (Zhongdehui (SZ) Development Co., Ltd) - Zhongdehui (SZ) Development Co., Limited [Member] - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Loss) [Member]	Total Equity (Deficit) [Member]
Balance at Dec. 31, 2016			$ 14,220	$ (323,292)	$ (309,072)
Capital contribution
Income for the year				(169,942)	(169,942)
Foreign currency translation loss			(9,848)		(9,848)
Balance at Jun. 30, 2017			4,372	(493,234)	(488,862)
Balance at Dec. 31, 2016			14,220	(323,292)	(309,072)
Balance at Dec. 31, 2017	136,494		(13,994)	(562,489)	(439,989)
Capital contribution	188,616				188,616
Waiver of shareholders' loan		199,040			199,040
Income for the year				54,539	54,539
Foreign currency translation loss			(1,904)		(1,904)
Balance at Jun. 30, 2018	325,110	199,040	(15,898)	(507,950)	302
Balance at Dec. 31, 2017	$ 136,494		$ (13,994)	$ (562,489)	$ (439,989)